ORDINARY SHARES (Details Textual)			1 Months Ended					12 Months Ended
	Nov. 11, 2017 CNY (¥) shares	Nov. 11, 2017 USD ($) $ / shares shares	Jan. 22, 2018 USD ($) $ / shares shares	Jan. 19, 2018 shares	Nov. 20, 2017 USD ($) $ / shares shares	Jul. 27, 2016 USD ($) shares	Oct. 18, 2015 shares	Jun. 30, 2018 CNY (¥)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 CNY (¥)	Jun. 30, 2016 CNY (¥)	Jun. 30, 2016 USD ($)	Jun. 30, 2018 USD ($)
Equity [Line Items]
Proceeds from Issuance of Common Stock								¥ 65,004,531	$ 9,819,712	¥ 0	¥ 171,919
Percentage Transfer Of Profit To Statutory Reserves								10.00%	10.00%
Transfer Of Profit To Statutory Reserves Up to Certain Percentage Of Registered Capital								50.00%	50.00%
Appropriated retained earnings								¥ 4,148,929		¥ 4,148,929			$ 626,745
Stock Issued During Period, Value, New Issues								65,004,531	$ 9,819,712		¥ 158,268	$ 23,908
Stock Issued During Period, Shares, Issued for Services | shares	221,268	221,268
Stock Issued During Period, Value, Issued for Services	¥ 1,554,908	$ 234,888						¥ 1,554,908	$ 234,888
Shares Issued, Price Per Share | $ / shares		$ 1.06
Xinhaixin International Holdings Limited [Member]
Equity [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross | shares				3,000,000
Restricted Stock [Member]
Equity [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross | shares							800,000
Stock Issued During Period, Shares, Issued for Services | shares						876,000
Stock Issued During Period, Value, Issued for Services | $						$ 963,600
Board of Directors Chairman [Member]
Equity [Line Items]
Number of Unregistered Restricted Shares to be Issued | shares					3,000,000
Gross Value of Unregistered Restricted Shares to be Received | $					$ 4,800,000
Net Value of Unregistered Restricted Shares to be Received | $					4,500,000
Board of Directors Chairman [Member] | Restricted Stock [Member]
Equity [Line Items]
Proceeds from Issuance or Sale of Equity | $					$ 2,400,000
Share Price | $ / shares					$ 1.60
Securities Purchase Agreement [Member]
Equity [Line Items]
Proceeds from Issuance of Common Stock | $			$ 5,300,000
Stock Issued During Period, Value, New Issues | $			$ 5,963,550
Share Price | $ / shares			$ 1.66
Number of Common Stock to be Issued | shares			3,592,500